SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical)	Dec. 31, 2025
Jimmy Neo [Member] | EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	50.00%